Submission	Apr. 15, 2025
Submission [Line Items]
Central Index Key	0001795589
Registrant Name	Kingsoft Cloud Holdings Ltd
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES